Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Currency translation adjustments	$ (70,154)	$ (57,315)
Currency impact on long term funding (Net of tax)	(13,912)	(5,484)
Actuarial loss on defined benefit pension plan (note 9)	(5,905)	(3,420)
Unrealized capital gain/(loss) - investments (note 3)	(23)	(34)
Net realized gain on interest rate hedge	3,694	4,617
Total	$ (86,300)	$ (61,636)	[1]

[1]	The December 31, 2015 Balance Sheet has been retrospectively restated as required to reflect the requirements of new guidance in respect of the presentation of debt issue costs (see Note 20).